Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Prepaid Expenses and Other Current Assets [Member]
Supplemental disclosure of non-cash financing activity:
Note issued	$ 121,100	$ 144,071
Financial Advisory Services Fees [Member]
Supplemental disclosure of non-cash financing activity:
Note issued	160,000	60,000
To Settle Claim [Member]
Supplemental disclosure of non-cash financing activity:
Common stock issued to settle claim	250,000
Net loss	(1,852,301)	(2,830,047)
Depreciation	13,155	33,023
Amortization of patents	113,385	113,071
Bad debt expense	36,763	92,224
Adjustment to the fair value of embedded derivatives	50,809	(65,962)
Accretion of interest on convertible notes	168,708	21,889
Unrealized gain on fair value adjustment of common stock warrants		(9)
Stock-based compensation expense	224,011	110,200
Non-cash settlement of prior debt owed	(769,148)
Accounts receivable	412,304	(293,902)
Other receivables	21,378	100,612
Inventory	58,264	209,077
Prepaid expenses and other current assets	158,544	246,669
Other assets	123,233	1,706
Accounts payable	324,998	1,159,974
Accrued liabilities and accrued warranty	(276,657)	(461,100)
Deferred revenue	15,450
Net cash used in operating activities	(1,177,104)	(1,562,575)
Borrowing on long-term debt	600,000	650,000
Repayment of notes payable	(142,416)	(14,232)
Borrowing on line of credit, net		500,000
Repayments on capital lease obligations	(299)	(4,414)
Proceeds from securities purchase agreement	676,590	550,000
Payment of placement agent and registration fees and other direct costs	(36,618)	(91,981)
Employee taxes paid for vesting of restricted stock	(8,692)	(4,102)
Net cash provided by financing activities	1,088,565	1,585,271
Net (decrease) increase in cash	(88,539)	22,696
Beginning of period	150,081	127,385
End of period	61,542	150,081
Cash paid during the period for interest	57,580	6,759
Embedded derivatives on convertible note issuances	122,630	243,889
Grant of warrant on issuance of convertible note	170,767	53,623
Preferred deemed dividend		875,304
Conversion of preferred stock to common stock	1,168,787	2,079,933
Conversion of convertible note to common stock	786,551
Preferred stock dividends paid in common stock	18,927	153,305
Return of Series D convertible preferred stock		80,123
Embedded derivative converted to equity	$ 221,768
Preferred stock issued for payment of financial advisor fees		$ 230,000